Related-Party Transactions	12 Months Ended
Dec. 31, 2025
SAP America, Inc. 401(k) Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions

(5)Related-Party Transactions

Certain Plan investments are shares of mutual funds, stocks or common collective trust funds managed by an affiliate of Vanguard Fiduciary Trust Company. Vanguard Fiduciary Trust Company is the Trustee as defined by the Plan (Plan Trustee) and, therefore, these transactions qualify as party-in-interest transactions. The Company is a related party and pays certain administrative expenses on behalf of the Plan. Additionally, participants can invest in the Parent Company’s ADR Stock Fund. The Parent Company is a related party.